Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000120605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000120608
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.68%	13.13%	7.73%		6.82%
C000120609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	4.80%	16.31%	7.85%		6.48%
C000120610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000133671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000133672
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(0.42%)	6.09%	8.60%		10.76%
C000133673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	2.70%	9.01%	8.73%		10.41%
C000133674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000133677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000141783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000141785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(7.06%)	(5.34%)	(3.06%)	1.40%
C000141786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(4.19%)	(2.82%)	(2.93%)	1.10%
Without Sales Load [Member] | C000120605
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	18.51%	8.95%		7.55%
Without Sales Load [Member] | C000120608
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	18.18%	8.67%		7.29%
Without Sales Load [Member] | C000120609
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	17.31%	7.85%		6.48%
Without Sales Load [Member] | C000120610
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	18.47%	8.98%		7.61%
Without Sales Load [Member] | C000133671
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	11.09%	9.83%		11.52%
Without Sales Load [Member] | C000133672
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	10.80%	9.55%		11.24%
Without Sales Load [Member] | C000133673
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	9.99%	8.73%		10.41%
Without Sales Load [Member] | C000133674
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	11.01%	9.77%		11.50%
Without Sales Load [Member] | C000133677
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	11.11%	9.86%		11.55%
Without Sales Load [Member] | C000141783
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.88%)	(0.94%)	(1.98%)	2.09%
Without Sales Load [Member] | C000141785
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.92%)	(1.14%)	(2.21%)	1.85%
Without Sales Load [Member] | C000141786
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.22%)	(1.84%)	(2.93%)	1.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	14.53%		13.10%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	(1.44%)	3.82%	4.73%	4.51%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	(1.44%)	3.82%	4.73%	4.51%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	(1.44%)	3.82%	4.73%	4.51%